OTHER	12 Months Ended
Dec. 31, 2024
Disclosure Other [Abstract]
OTHER	OTHER
The company’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Change in fair value of property, plant and equipment	12	$(103)	$(46)	$(5)
Amortization of service concession assets		—	(11)	(10)
Transaction costs		(4)	(3)	—
Other		31	(1)	(75)
		$(76)	$(61)	$(90)